Interest-Bearing Borrowings (Details 4) - long-term [Member] - CNY (¥)		Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
2020
2021		871,399,783
2022		464,695,088
2023		741,421,520
2024
Thereafter		16,066,837
Total		2,093,583,228
Senior tranche of trust plan which invests in the Group's loans portfolio [Member]
Assets Sold under Agreements to Repurchase [Line Items]
2020
2021		37,547,527
2022
2023
2024
Thereafter
Total	[1]	37,547,527	¥ 82,718,203
Investors of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
2020
2021		833,852,256
2022		464,695,088
2023		741,421,520
2024
Thereafter		16,066,837
Total	[2]	¥ 2,056,035,701	¥ 6,548,437,241

[1]	As of December 31, 2019, the borrowings from senior tranche of trust plan which invested in the Group's loans portfolio were the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB37.55 million, bearing interests at 10.24% per year.
[2]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds.